Schedule of Investments (unaudited)	iShares® Global Utilities ETF
June 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.1%
APA Group	111,257	$719,828
Origin Energy Ltd.	161,452	907,449
		1,627,277
Austria — 0.2%
Verbund AG	3,021	242,362
Brazil — 0.7%
Centrais Eletricas Brasileiras SA	120,049	996,606
Canada — 4.2%
Algonquin Power & Utilities Corp.	64,519	533,295
Brookfield Infrastructure Partners LP(a)	43,222	1,579,777
Emera Inc.	25,737	1,059,982
Fortis Inc.	45,832	1,975,126
Hydro One Ltd.(b)	29,921	854,886
		6,003,066
Chile — 0.2%
Enel Americas SA	1,727,395	230,512
Colombia — 0.1%
Interconexion Electrica SA ESP	42,192	170,820
Denmark — 1.2%
Orsted A/S(b)	17,836	1,690,893
Finland — 0.4%
Fortum OYJ	41,456	554,784
France — 3.4%
Engie SA	174,366	2,903,704
Veolia Environnement SA	63,438	2,008,158
		4,911,862
Germany — 3.8%
E.ON SE	211,526	2,702,119
RWE AG	63,902	2,784,612
		5,486,731
Italy — 4.9%
Enel SpA	729,108	4,915,955
Snam SpA	194,627	1,017,189
Terna - Rete Elettrica Nazionale	132,673	1,131,589
		7,064,733
Japan — 2.3%
Chubu Electric Power Co. Inc.	71,300	869,824
Kansai Electric Power Co. Inc. (The)	77,900	977,365
Osaka Gas Co. Ltd.	39,300	602,383
Tokyo Gas Co. Ltd.	38,100	831,251
		3,280,823
Portugal — 1.0%
EDP - Energias de Portugal SA	293,277	1,433,440
Spain — 6.6%
Enagas SA	22,491	442,029
Endesa SA	30,250	650,001
Iberdrola SA	552,243	7,211,633
Naturgy Energy Group SA	17,580	524,068
Redeia Corp. SA	39,026	656,301
		9,484,032
United Kingdom — 6.7%
Centrica PLC	556,812	877,948
Security	Shares	Value
United Kingdom (continued)
National Grid PLC	364,986	$4,839,116
Severn Trent PLC	23,886	778,689
SSE PLC	98,546	2,310,912
United Utilities Group PLC	64,297	786,190
		9,592,855
United States — 62.8%
AES Corp. (The)	62,984	1,305,658
Alliant Energy Corp.	23,670	1,242,202
Ameren Corp.	24,776	2,023,456
American Electric Power Co. Inc.	48,566	4,089,257
American Water Works Co. Inc.	18,356	2,620,319
Atmos Energy Corp.	13,604	1,582,689
CenterPoint Energy Inc.	59,361	1,730,373
CMS Energy Corp.	27,464	1,613,510
Consolidated Edison Inc.	32,640	2,950,656
Constellation Energy Corp.	30,559	2,797,676
Dominion Energy Inc.	78,851	4,083,693
DTE Energy Co.	19,426	2,137,249
Duke Energy Corp.	69,893	6,272,198
Edison International	36,090	2,506,451
Entergy Corp.	19,980	1,945,453
Evergy Inc.	21,642	1,264,326
Eversource Energy	32,926	2,335,112
Exelon Corp.	93,839	3,823,001
FirstEnergy Corp.	51,371	1,997,304
NextEra Energy Inc.	190,296	14,119,963
NiSource Inc.	38,832	1,062,055
NRG Energy Inc.	21,727	812,373
PG&E Corp.(a)	152,154	2,629,221
Pinnacle West Capital Corp.	10,668	869,015
PPL Corp.	69,432	1,837,171
Public Service Enterprise Group Inc.	47,093	2,948,493
Sempra Energy	29,678	4,320,820
Southern Co. (The)	102,564	7,205,121
WEC Energy Group Inc.	29,717	2,622,228
Xcel Energy Inc.	51,820	3,221,649
		89,968,692

Total Long-Term Investments — 99.6%
(Cost: $160,633,229)		142,739,488

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(c)(d)	180,000	180,000
Total Short-Term Securities — 0.1%
(Cost: $180,000)		180,000
Total Investments — 99.7%
(Cost: $160,813,229)		142,919,488
Other Assets Less Liabilities — 0.3%		452,317
Net Assets — 100.0%		$143,371,805

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Global Utilities ETF

June 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(1	)(b)	$1	$—	$—	—	$0	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	70,000	(b)	—		—	—	180,000	180,000	3,046		—
						$1	$—	$180,000		$3,046		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index	8	09/15/23	$533	$(2,944)
Euro STOXX 50 Index	1	09/15/23	48	1,127
				$(1,817)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$97,369,696	$45,369,792	$—	$142,739,488

Schedule of Investments (unaudited) (continued)	iShares® Global Utilities ETF
June 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$180,000	$—	$—	$180,000
	$97,549,696	$45,369,792	$—	$142,919,488
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,127	$—	$1,127
Liabilities
Equity Contracts	(2,944)	—	—	(2,944)
	$(2,944)	$1,127	$—	(1,817)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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